CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	$ (88)	$ 151	$ (158)	$ 328
Other comprehensive income (loss) that will not be reclassified to net income (loss)
Revaluations of property, plant and equipment	(96)	(2)	(121)	(44)
Actuarial gain (loss) on defined benefit plans	2	(5)	4	(6)
Deferred tax recovery (expense) on above item	0	10	(3)	10
Unrealized gain (loss) on investments in equity securities	(1)	2	(1)	2
Equity-accounted investments	3	(4)	3	6
Total items that will not be reclassified to net income	(92)	1	(118)	(32)
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	(697)	599	(938)	871
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	(88)	50	(262)	178
Gain (loss) on foreign exchange swaps – net investment hedge	124	0	146	(19)
Reclassification adjustments for amounts recognized in net income (loss)	(33)	(23)	(62)	(72)
Deferred income taxes on above items	7	(3)	31	(14)
Equity-accounted investments	(8)	(17)	(21)	(24)
Total items that may be reclassified subsequently to net income (loss)	(695)	606	(1,106)	920
Other comprehensive income (loss)	(787)	607	(1,224)	888
Comprehensive income (loss)	(875)	758	(1,382)	1,216
Other comprehensive income (loss) that may be reclassified to net income
Preferred limited partners' equity	9	10	20	20
Limited partners' equity	(188)	41	(310)	62
Comprehensive income (loss)	(875)	758	(1,382)	1,216
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	41	167	66	352
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	(529)	433	(826)	602
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	(488)	600	(760)	954
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	30	27	63	55
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	(1)	1	(2)	2
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	29	28	61	57
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	(54)	(20)	(99)	(38)
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	(74)	49	(111)	82
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	(128)	29	(210)	44
BEPC exchangeable shares
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	(120)	26	(195)	39
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	6	6	13	13
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	(5)	11	(18)	13
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	1	17	(5)	26
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	10	7	17	14
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	$ 10	$ 7	$ 17	$ 14